18. FINANCIAL INSTRUMENTS (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash flows transfers, opening balance	$ 23,038,612	$ 16,977,922
Goodwill/negative goodwill of existing contracts, opening balance	(2,640,772)	3,810,683
Valuation of new contracts	(5,942,511)	7,735,745
Transfer to profit or loss during the period	(777,518)	(5,485,738)
Cash flows transfers, closing balance	13,677,811	23,038,612
Forward
Disclosure of detailed information about financial instruments [line items]
Cash flows transfers, opening balance	16,827,057	10,554,584
Goodwill/negative goodwill of existing contracts, opening balance	(4,348,568)	3,220,636
Valuation of new contracts	(4,522,392)	7,667,925
Transfer to profit or loss during the period	(1,151,177)	(4,616,088)
Cash flows transfers, closing balance	6,804,920	16,827,057
Swap
Disclosure of detailed information about financial instruments [line items]
Cash flows transfers, opening balance	6,211,555	6,423,338
Goodwill/negative goodwill of existing contracts, opening balance	1,707,796	590,047
Valuation of new contracts	(1,420,119)	67,820
Transfer to profit or loss during the period	373,659	(869,650)
Cash flows transfers, closing balance	$ 6,872,891	$ 6,211,555